Schedule of Investments (unaudited)
December 31, 2020
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.3%
BlackRock Emerging Markets Fund, Inc., Class K	2,603,716	$ 83,240,808
BlackRock Technology Opportunities Fund, Class K(b)	573,961	37,439,491
iShares Core MSCI EAFE ETF	341,503	23,594,442
iShares Core S&P Small-Cap ETF(c)	281,232	25,845,221
iShares Core S&P Total U.S. Stock Market ETF	2,323,861	200,363,295
iShares ESG Aware MSCI USA ETF	1,535,688	132,115,239
iShares MSCI EAFE Growth ETF	778,411	78,549,454
iShares MSCI USA Min Vol Factor ETF	308,325	20,929,101
iShares MSCI USA Value Factor ETF	517,772	44,999,565
iShares U.S. Medical Devices ETF(c)	102,865	33,667,714
Master Advantage Large Cap Core Portfolio	$ 45,564,474	45,564,474
		726,308,804
Fixed-Income Funds — 33.8%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,199,694	53,972,822
iShares 1-3 Year Treasury Bond ETF	349,167	30,161,045
iShares 20+ Year Treasury Bond ETF	189,667	29,916,176
Master Total Return Portfolio	$ 255,779,342	255,779,342
		369,829,385
Total Long-Term Investments — 100.1% (Cost: $882,236,072)		1,096,138,189
Security	Shares	Value
Short-Term Securities(a)(d)
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	1,668,058	$ 1,668,058
SL Liquidity Series, LLC, Money Market Series, 0.17%(e)	7,354,033	7,356,239
Total Short-Term Securities — 0.8% (Cost: $9,024,297)		9,024,297
Total Investments — 100.9% (Cost: $891,260,369)		1,105,162,486
Liabilities in Excess of Other Assets — (0.9)%		(9,852,839)
Net Assets — 100.0%		$ 1,095,309,647
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 48,559,003	$ 20,631,037	$ (317,040)	$ 7,152	$ 14,360,656	$ 83,240,808	2,603,716	$ 565,161	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,775,302	—	(107,244)(a)	—	—	1,668,058	1,668,058	181	—
BlackRock Strategic Income Opportunities Portfolio, Class K	73,739,575	4,099,835	(25,436,457)	674,200	895,669	53,972,822	5,199,694	415,955	122,518
BlackRock Technology Opportunities Fund, Class K	33,108,369	3,674,925	(4,788,491)	1,490,339	3,954,349	37,439,491	573,961	—	1,538,108

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF	$ —	$ 30,306,582	$ (135,856)	$ 20	$ (9,701)	$ 30,161,045	349,167	$ 34,510	$ —
iShares 20+ Year Treasury Bond ETF	—	30,321,620	(136,756)	1,545	(270,233)	29,916,176	189,667	90,066	—
iShares Core MSCI EAFE ETF	34,673,719	1,465,206	(15,642,205)	534,204	2,563,518	23,594,442	341,503	202,557	—
iShares Core S&P Small-Cap ETF	34,454,768	1,472,282	(16,863,399)	816,989	5,964,581	25,845,221	281,232	67,658	—
iShares Core S&P Total U.S. Stock Market ETF	142,733,095	35,687,841	(722,579)	9,964	22,654,974	200,363,295	2,323,861	768,517	—
iShares ESG Aware MSCI USA ETF	105,781,080	12,614,560	(542,171)	7,927	14,253,843	132,115,239	1,535,688	433,447	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	54,128,499	—	(53,976,104)	650,118	(802,513)	—	—	118,326	—
iShares MSCI EAFE Growth ETF	66,747,135	4,992,770	(1,401,943)	121,190	8,090,302	78,549,454	778,411	265,245	—
iShares MSCI USA Min Vol Factor ETF	18,381,070	1,427,351	(90,180)	2,543	1,208,317	20,929,101	308,325	89,919	—
iShares MSCI USA Value Factor ETF	33,736,200	5,118,959	(179,729)	(925)	6,325,060	44,999,565	517,772	268,126	—
iShares U.S. Medical Devices ETF	29,887,395	2,146,180	(1,107,017)	161,999	2,579,157	33,667,714	102,865	40,295	—
iShares U.S. Treasury Bond ETF(b)	—	18,786,229	(18,823,023)	36,794	—	—	—	14,871	—
Master Advantage Large Cap Core Portfolio	48,552,828	—	(7,795,154)(a)(c)	1,237,514	3,569,286	45,564,474	$45,564,474	119,670	—

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares/ Investment Value Held at 12/31/20	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 206,467,011	$ 45,800,042(a)(c)	$ —	$ 1,163,018	$ 2,349,271	$ 255,779,342	$255,779,342	$ 1,509,709	$ —
SL Liquidity Series, LLC, Money Market Series	1,581,067	5,776,281(a)	—	(1,109)	—	7,356,239	7,354,033	15,110(d)	—
				$ 6,913,482	$ 87,686,536	$ 1,105,162,486		$ 5,019,323	$ 1,660,626
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 794,794,373	$ —	$ —	$ 794,794,373
Short-Term Securities
Money Market Funds	1,668,058	—	—	1,668,058
	$ 796,462,431	$ —	$ —	796,462,431
Investments Valued at NAV(a)				308,700,055
				$ 1,105,162,486
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
December 31, 2020
BlackRock 60/40 Target Allocation Fund
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
4